Investments - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 17, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 43.4	$ 4.3	$ 8.7	$ 0.5
STARZPLAY Arabia
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount sold	43.4
LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ 4.3	$ 8.7	$ 0.5
STARZPLAY Arabia | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from the sale of equity method and other investments	43.4
Gain (loss) on sale of equity method investments	$ 43.4
Minimum | Equity Method Investments, All | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		6.00%
Maximum | Equity Method Investments, All | LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%